Other Financial Assets - Schedule of Other Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Current	$ 7	$ 7
Non-current	212	185
Other financial assets	219	192
Equity security [member]
Disclosure of financial assets [line items]
Other financial assets	97	102
Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	43	50
Ring fenced amounts to satisfy insurance claims, Cash [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	1	2
Ring fenced amounts to satisfy insurance claims, Money market funds [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	10	14
Accounts pledged as security | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	31	32
Other [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	1	2
Trade and other receivables [member]
Disclosure of financial assets [line items]
Other financial assets	$ 79	$ 40